Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventory
	December 31,
	2024	2023
	U.S. dollars in thousands
Goods in transit	510	219
Finished goods	3,542	2,167
	4,052	2,386